SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
1
4
. SUBSEQUENT EVENTS
First Price Differential
In accordance with the Amended MIPA, the first price differential with the WVR Sellers was settled on October 12, 2021, for
 $3.4 million.

Issuance of Common Stock
On November 10, 2021, the Company issued 2,266,839
shares of common stock under the terms of the Purchase Agreement to Tumim for gross proceeds of
$30.5
million.
On November 12, 2021, the Company issued a purchase notice to Tumim to purchase 2,168,905 shares of the Company’s common stock. Gross proceeds from this sale will be based on the volume weighted average prices of the Company’s common stock from November 12, 2021, through November 16, 2021.

16. Subsequent Events During the first quarter of 2021, the Company repaid its term note with JP Morgan Chase for $4.1 million.